SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2025
SHARE BASED COMPENSATION
SHARE BASED COMPENSATION
8	SHARE BASED COMPENSATION

The Company maintains a fixed Omnibus Incentive Equity Plan (“OEIP”) for certain employees and consultants. The plan was approved at an annual and special meeting of shareholders on November 27, 2020.

The following is a continuity of the Company’s OEIP:

	DSU	RSU	SAR	FSO
					Weighted
	Outstanding	Outstanding	Outstanding	Outstanding	Average
	DSUs	RSUs	SARs	FSOs	Exercise
	(Number of	(Number of	(Number of	(Number	Price / Share
	of shares)	of shares)	of shares)	of shares)	CAD
Balance as at January 1, 2024	225,154	498,000	—	1,777,438	8.43
Granted	—	200,000	—	185,000	6.47
Exercised	(198,481)	(418,000)	—	(156,107)	3.46
Expired	—	—	—	(78,400)	4.02
Forfeited / Cancelled	(7)	—	—	(125,585)	9.53
Balance as at December 31, 2024	26,666	280,000	—	1,602,346	8.81

Balance as at January 1, 2025	26,666	280,000	1,329,082	1,602,346	8.81
Granted	—	—	306,829	—	—
Exercised	—	(180,000)	—	(35,000)	2.30
Expired	—	—	—	(622,858)	7.83
Forfeited / Cancelled	—	—	(68,552)	(67,312)	8.41
Balance as at December 31, 2025	26,666	100,000	1,567,359	877,176	9.71

8	SHARE BASED COMPENSATION (CONTINUED)

The following table summarizes information about the outstanding share options as at December 31, 2025:

	Outstanding			Exercisable
		Weighted	Weighted		Weighted
		Average	Average		Average
	FSOs	Remaining	Exercise	FSOs	Exercise
Range of exercise	(Number	Contractual	Price / Share	(Number	Price / Share
prices (CAD)	of shares)	Life (Years)	CAD	of shares)	CAD
2.30 - 5.00	20,000	10	4.68	10,000	4.68
5.01 - 8.62	466,888	3	7.69	394,418	7.71
8.63 - 15.00	388,736	5	12.29	388,726	12.29
15.01 - 33.30	1,552	0	33.30	1,552	33.30
	877,176	4	9.71	794,696	9.96

The following table summarizes information about the outstanding share options as at December 31, 2024:

	Outstanding			Exercisable
		Weighted	Weighted		Weighted
		Average	Average		Average
	FSOs	Remaining	Exercise	FSOs	Exercise
Range of exercise	(Number	Contractual	Price / Share	(Number	Price / Share
prices (CAD)	of shares)	Life (Years)	CAD	of shares)	CAD
2.30 - 5.00	40,000	5	3.49	20,000	2.30
5.01 - 8.62	1,131,081	3	7.72	928,552	7.79
8.63 - 15.00	429,713	6	12.10	429,702	12.10
15.01 - 33.30	1,552	1	33.30	1,552	33.30
	1,602,346	4	8.81	1,379,806	9.08

Fixed Stock Options (“FSOs”)

During the year ended December 31, 2025, no FSOs were granted. During the year ended December 31, 2024, 185,000 FSOs were granted, which had a weighted average exercise price of CAD 6.47 and a fair value of EUR 393, measured at the grant date under the Black-Scholes valuation model.

During the year ended December 31, 2025, a share-based compensation charge of EUR 226 has been recognized in the consolidated statements of loss and comprehensive loss (year ended December 31, 2024: EUR 308) in relation to the fixed stock options.

During the year ended December 31, 2025, 35,000 common shares were issued upon exercise of fixed stock options (year ended December 31, 2024: 156,107). Upon exercise of fixed stock options, for the year ended December 31, 2025, EUR 94 (the year ended December 31, 2024: EUR 243) was transferred from contributed surplus to share capital in the consolidated statement of changes in equity. Cash proceeds upon exercise of fixed stock options during the year ended December 31, 2025 totalled EUR 50 (year ended December 31, 2024: EUR 364).

8	SHARE BASED COMPENSATION (CONTINUED)

Deferred Share Units (“DSUs”)

Exercises of grants may only be settled in shares, and only when the employee or consultant has left the Company. Under the plan, the Company may grant options of its shares at nil cost that vest immediately.

During the year ended December 31, 2025, nil DSUs were granted (year ended December 31, 2024: nil).

During the year ended December 31, 2025, a share-based compensation charge of EUR nil has been recognized in the consolidated statements of loss and comprehensive loss (year ended December 31, 2024: EUR 6) in relation to the deferred share units.

During the year ended December 31, 2025, no common shares were issued upon exercise of DSUs (year ended December 31, 2024: 198,481). For the year ended December 31, 2025, upon exercise of DSUs, EUR nil was transferred from contributed surplus to share capital in the consolidated statement of changes in equity (year ended December 31, 2024: EUR 1,016).

Restricted Share Units (“RSUs”)

During the year ended December 31, 2025, nil RSUs were granted (year ended December 31, 2024: 200,000 units, with fair value of CAD 4.61 per unit, being determined as the share price on the date of grant).

During the year ended December 31, 2025, a share-based compensation charge of EUR 554 has been recognized in the consolidated statements of loss and comprehensive loss (year ended December 31, 2024: EUR 495) in relation to the restricted share units.

During the year ended December 31, 2025, 180,000 RSUs were exercised resulting in the issuance of 103,815 common shares, with 76,185 RSUs being withheld to cover associated taxes (year ended December 2024: 418,000). For the year ended December 31, 2025, EUR 693 was transferred from contributed surplus to share capital in the consolidated statement of changes in equity (December 31, 2024: EUR 1,757).

8	SHARE BASED COMPENSATION (CONTINUED)

Share Appreciation Rights Plan

On December 29, 2024, the Company granted a Share Appreciation Rights plan for key members of management, which provided incentive compensation based on the appreciation in the value of the Company’s shares, thereby providing additional incentive for their efforts in promoting the continued growth and success of the business. The amount of the cash payment is determined based on the increase in the share price of the Company between the grant date and the time of the exercise.

The aggregate number of SAR units granted on December 29, 2024 totaled 1,329,082, with an issue price of CAD 5.00 per unit, based on the market price of the Company’s stock on the date of grant. During year ended December 31, 2025, additional grants, also based on the market price on the date of grant, have been made as follows:

●	144,529 units granted on June 26, 2025, at an issue price of CAD 6.06 per unit
●	162,300 units granted on September 25, 2025, at an issue price of CAD 3.93 per unit

These SAR units, which have a term of not exceeding five years, will vest as follows:

●	1/3 on the first anniversary of the grant date
●	1/3 on the second anniversary of the grant date
●	1/3 on the third anniversary of the grant date

Details of the liabilities arising from the SARs were as follows:

	As at	As at
	December 31,	December 31,
	2025	2024
Total carrying amount of liabilities for SARs	594	—

The fair value of the SARs has been measured using Black-Scholes valuation model. Service and non-market performance conditions attached to the arrangements were not taken into account in measuring fair value.

The inputs used in the measurement of the fair values at the measurement date of the SARs were as follows:

As at
December 31,
2025
Expected dividend yield (%)	0.00
Expected share price volatility (%)	63.31 - 66.00
Risk-free interest rate (%)	3.73
Expected life of options (years)	5.00
Share price (CAD)	2.88
Forfeiture rate (%)	0.00

8	SHARE BASED COMPENSATION (CONTINUED)

Share Appreciation Rights Plan (continued)

Expected volatility has been based on an evaluation of the historical volatility of the Company’s share price, particularly over the historical period commensurate with the expected term. The expected term of the instruments has been based on historical experience and general option holder behaviour.

During the year ended December 31, 2025, a share-based compensation charge of EUR 606 has been recognized in the consolidated statements of loss and comprehensive loss (year ended December 31, 2024: EUR nil) in relation to the share appreciation rights.